Note 6 - Stock-based Compensation - Restricted Stock Weighted Average Grant Date Fair Value (Details) - $ / shares	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Sep. 30, 2021
Non Vested at September 30, 2021 and 2020 (in dollars per share)	$ 0	$ 160.00	$ 144.00	$ 160.00	$ 0
Vested (in dollars per share)	0	(160.00)			(256.00)
Non Vested at September 30, 2022 and 2021 (in dollars per share)	0	160.00	0	160.00	160.00
The 2013 Plan [Member]
Non Vested at September 30, 2021 and 2020 (in dollars per share)			144.00	160.00
Vested (in dollars per share)			(144.00)	(160.00)
Non Vested at September 30, 2022 and 2021 (in dollars per share)	$ 0	$ 160.00	$ 0	$ 160.00	$ 160.00